UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2018 – December 31, 2018

Item 1.  Schedule of Investments.

STEINBERG SELECT FUND

SCHEDULE OF INVESTMENTS (Unaudited)

DECEMBER 31, 2018

Shares	Security Description	Value
Common Stock - 95.8%
Communication Services - 13.5%
560	Alphabet, Inc., Class C (a)	$579,942
2,150	Charter Communications, Inc., Class A (a)	612,685
24,655	Liberty Global PLC, Class C (a)	508,879
17,280	TEGNA, Inc.	187,834
800	The Madison Square Garden Co., Class A (a)	214,160
		2,103,500
Consumer Discretionary - 9.4%
4,680	Dollar General Corp.	505,814
12,800	LKQ Corp. (a)	303,744
10,775	Visteon Corp. (a)	649,517
		1,459,075
Energy - 21.1%
49,880	Golar LNG Partners LP	538,704
92,038	Golar LNG, Ltd.	2,002,747
79,040	Navigator Holdings, Ltd. (a)	742,976
		3,284,427
Financial - 8.7%
29,614	Arch Capital Group, Ltd. (a)	791,286
205	Markel Corp. (a)	212,800
21,250	Sterling Bancorp	350,838
		1,354,924
Health Care - 24.2%
3,440	Allergan PLC	459,791
44,550	Brookdale Senior Living, Inc. (a)	298,485
47,050	Capital Senior Living Corp. (a)	319,940
7,210	HCA Healthcare, Inc.	897,285
4,814	IQVIA Holdings, Inc. (a)	559,242
4,131	Laboratory Corp. of America Holdings (a)	521,993
3,175	Thermo Fisher Scientific, Inc.	710,533
		3,767,269
Industrials - 9.3%
19,335	AECOM (a)	512,377
9,670	American Woodmark Corp. (a)	538,426
1,730	FedEx Corp.	279,101
2,230	XPO Logistics, Inc. (a)	127,199
		1,457,103
Information Technology - 9.6%
5,180	CDK Global, Inc.	248,018
15,660	NCR Corp. (a)	361,433
15,065	ViaSat, Inc. (a)	888,082
		1,497,533
Total Common Stock (Cost $14,978,879)		14,923,831
Investments, at value - 95.8% (Cost $14,978,879)		$14,923,831
Other Assets & Liabilities, Net - 4.2%		653,064
Net Assets - 100.0%		$15,576,895

LP	Limited Partnership
PLC	Public Limited Company
(a)	Non-income producing security.

The following is a summary of the inputs used to value the Fund's inputs as of December 31, 2018.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$14,923,831
Level 2 - Other Significant Observable Inputs	–
Level 3 - Significant Unobservable Inputs	–
Total	$14,923,831

The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended December 31, 2018.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	February 5, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	February 5, 2019

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	February 5, 2019